Income Tax - Schedule of Tax Reconciliation and the Impact of the Unrecognized Deferred Tax Assets (Parentheticals) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Tax Reconciliation and the Impact of the Unrecognized Deferred Tax Assets [Abstract ]
Domestic tax rate	25.00%	25.00%	25.00%